UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5281
Oppenheimer Champion Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

March 31, 2011

Oppenheimer Champion Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	4.0%

BB	13.1

B	55.0

CCC	23.1

D	0.1

Unrated	4.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 31, 2011, and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, but may or may not be equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments. For more current holdings information, please visit www.oppenheimerfunds.com.

7 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

8 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2010	March 31, 2011	March 31, 2011

Class A	$1,000.00	$1,110.50	$7.28

Class B	1,000.00	1,099.90	11.74

Class C	1,000.00	1,100.80	11.27

Class N	1,000.00	1,109.20	8.55

Class Y	1,000.00	1,108.30	4.00

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,018.05	6.97

Class B	1,000.00	1,013.81	11.26

Class C	1,000.00	1,014.26	10.80

Class N	1,000.00	1,016.85	8.18

Class Y	1,000.00	1,021.14	3.84
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2011 are as follows:

Class	Expense Ratios

Class A	1.38%

Class B	2.23

Class C	2.14

Class N	1.62

Class Y	0.76
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11[1,2]	$6,122,584	$—

NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[1,2]	437,665	39,390

Total Asset-Backed Securities (Cost $3,179,895)		39,390

Corporate Bonds and Notes—87.2%

Consumer Discretionary—18.6%

Auto Components—1.5%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	2,820,000	3,031,500

Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[2]	6,019,000	6,741,280

		9,772,780

Automobiles—0.4%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Unsub. Nts., 2/1/21	2,750,000	2,716,626

Hotels, Restaurants & Leisure—6.6%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[3]	2,375,000	2,567,969

Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	10,788,000	9,897,990

HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[3]	3,040,000	3,116,000

Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14	1,938,000	1,933,155
7.75% Sr. Unsec. Nts., 3/15/19[3]	3,115,000	3,115,000

Landry’s Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15	1,885,000	2,040,513

Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[1,3]	6,390,000	670,950

MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	1,160,000	1,349,950

MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14	2,060,000	1,977,600
6.625% Sr. Unsec. Nts., 7/15/15	4,490,000	4,276,725

Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12	4,710,000	4,227,225

Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	2,675,000	2,965,906

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,2]	3,900,000	—

Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[1]	10,420,000	1,042

Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	3,345,000	3,135,938

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec. Nts., 8/15/20	2,715,000	2,891,475

		44,167,438
11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Household Durables—1.1%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	$1,070,000	$1,059,300
9.125% Sr. Nts., 5/15/19[3]	3,125,000	3,175,781

Reynolds Group Issuer, Inc. Trust/Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 8.50% Sr. Nts., 5/15/18[3]	1,640,000	1,668,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Nts., 4/15/19[3]	1,340,000	1,393,600

		7,297,381

Leisure Equipment & Products—1.6%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[3]	10,860,000	10,724,250

Media—6.5%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15[3]	1,875,000	1,917,188

Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18[3]	3,430,000	3,241,350

Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27	500,000	446,250
7.75% Sr. Unsec. Unsub. Debs., 6/1/27	3,079,000	2,817,285

CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19[3]	905,000	929,888
7% Sr. Unsec. Unsub. Nts., 1/15/19	715,000	736,450

Cengage Learning Acquisitions, Inc.:
10.50% Sr. Nts., 1/15/15[3]	3,710,000	3,802,750
13.25% Sr. Sub. Nts., 7/15/15[3]	1,645,000	1,735,475

Cequel Communications Holdings I LLC, 8.625%
Sr. Unsec. Nts., 11/15/17[3]	2,825,000	2,959,188

Clear Channel Communications, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 8/1/16	3,485,000	3,336,866

Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	645,000	690,150

Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	5,660,000	6,049,125

Interactive Data Corp., 10.25% Sr. Nts., 8/1/18[2]	970,000	1,076,700

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[3]	1,835,000	1,890,050

Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17[2,4]	2,981,812	3,015,357

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
8.875% Sec. Nts., 4/15/17	2,180,000	2,370,750

Sinclair Television Group, Inc., 8.375% Sr. Nts., 10/15/18[3]	2,910,000	3,091,875

Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[3]	505,000	536,563

Visant Corp., 10% Sr. Unsec. Nts., 10/1/17	615,000	667,275

WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14	1,555,000	1,593,875

		42,904,410
12 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Specialty Retail—0.5%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21[5]	$3,210,000	$3,298,275

Textiles, Apparel & Luxury Goods—0.4%
Jones Group, Inc. (The)/Jones Apparel Group Holdings, Inc./Jones Apparel Group USA, Inc./JAG Footwear, Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub. Nts., 3/15/19	2,765,000	2,720,069

Consumer Staples—3.3%

Food Products—3.3%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[3]	3,960,000	4,316,400

ASG Consolidated LLC, 15% Sr. Nts., 5/15/17[3,4]	4,809,224	5,254,077

Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19[3]	3,120,000	3,178,500

Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[3]	3,175,000	3,317,875

Pilgrim’s Pride Corp., 7.875% Sr. Nts., 12/15/18[3]	2,740,000	2,671,500

Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[2]	2,570,000	2,807,725

		21,546,077

Energy—9.5%

Energy Equipment & Services—1.7%
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	2,855,000	3,083,400

Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20[3]	2,560,000	2,643,200

Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	2,485,000	2,696,225

Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15[3]	2,695,000	3,004,925

		11,427,750

Oil, Gas & Consumable Fuels—7.8%
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	3,310,000	3,624,450

Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	1,975,000	2,055,234

ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	5,875,000	6,198,125

Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	2,245,000	2,536,850

BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts., 10/15/20[3]	2,975,000	3,131,188

Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17	1,400,000	1,477,000
9.875% Sr. Nts., 10/1/20[3]	2,765,000	3,082,975

Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17	1,000,000	1,061,250

James River Coal Co., 7.875% Sr. Nts., 4/1/19[3]	735,000	764,400

Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[3]	4,700,000	5,240,500

MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3,5]	3,675,000	3,739,313

Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[3]	6,840,000	7,387,200

Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16	2,340,000	2,737,800

Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17	915,000	979,050
8% Sr. Unsec. Sub. Nts., 5/15/19	495,000	548,213
13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	$3,310,000	$3,624,450
9.875% Sr. Unsec. Nts., 5/15/16[3]	1,315,000	1,466,225

Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19[3]	1,600,000	1,602,000

		51,256,223

Financials—7.5%

Capital Markets—3.7%
Berry Plastics Holding Corp., 10.25%
Sr. Unsec. Sub. Nts., 3/1/16	1,045,000	1,021,488

Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	1,655,000	1,632,244

Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[3]	10,705,000	11,079,675

Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	2,390,000	2,109,175
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	2,945,000	3,040,713

Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18[3]	3,095,000	3,373,550

Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	2,300,000	2,113,125

		24,369,970

Commercial Banks—0.9%
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	5,760,000	5,781,600

Consumer Finance—0.4%
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15[3]	2,460,000	2,742,900

Diversified Financial Services—0.7%
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	1,685,000	1,845,075

ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[6]	3,110,000	2,892,300

		4,737,375

Insurance—0.6%
International Lease Finance Corp.:
8.875% Sr. Nts., 9/15/15[3]	1,965,000	2,166,413
8.875% Sr. Unsec. Nts., 9/1/17	315,000	356,738
9% Sr. Unsec. Unsub. Nts., 3/15/17[3]	1,570,000	1,770,175

		4,293,326

Real Estate Management & Development—1.2%
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17[3,7]	5,135,000	5,327,563

Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[2,7]	2,365,000	2,412,300

		7,739,863
14 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Health Care—5.8%

Biotechnology—0.3%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18[3]	$900,000	$928,125

STHI Holding Corp., 8% Sec. Nts., 3/15/18[3]	920,000	956,800

		1,884,925

Health Care Equipment & Supplies—1.9%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17[3]	2,525,000	2,537,625

Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18	1,100,000	1,170,125

Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17[4]	2,160,000	2,384,100
11.625% Sr. Unsec. Sub. Nts., 10/15/17	2,410,000	2,699,200

DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17[3]	2,340,000	2,468,700

Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub. Nts., 2/1/16	1,605,000	1,683,244

		12,942,994

Health Care Providers & Services—2.6%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts., 7/1/17[3]	405,000	433,350

Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec. Nts., 4/15/15[4]	2,149,208	2,216,371

Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	2,430,000	2,761,088

HCA, Inc., 6.375% Nts., 1/15/15	2,940,000	3,013,500

inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18[3]	2,705,000	2,819,963

Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[3]	1,930,000	2,074,750

Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	1,140,000	1,148,550

Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17	1,015,000	1,040,375

US Oncology, Inc. (Escrow), 9.125% Sr. Sec. Nts., 8/15/17	2,010,000	20,100

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	1,605,000	1,651,144

		17,179,191

Health Care Technology—0.2%
MedAssets, Inc., 8% Sr. Nts., 11/15/18[3]	1,020,000	1,048,050

Pharmaceuticals—0.8%
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	910,000	914,550

Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[3]	865,000	852,025

Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18[3]	3,505,000	3,689,013

		5,455,588

Industrials—13.7%

Aerospace & Defense—4.5%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	980,000	1,019,200

DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17[3]	5,515,000	5,997,563
15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Aerospace & Defense Continued
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15	$6,490,000	$5,532,725
9.75% Sr. Unsec. Sub. Nts., 4/1/17	1,105,000	814,938

Huntington Ingalls Industries, Inc.:
6.875% Sr. Unsec. Nts., 3/15/18[3]	920,000	964,850
7.125% Sr. Unsec. Nts., 3/15/21[3]	735,000	769,913

Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	1,070,000	1,185,025

Lanza Acquisition Co., 10% Sr. Sec. Nts., 6/1/17[3]	1,193,000	1,321,248

TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18[3]	7,230,000	7,799,363

Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	3,905,000	4,324,788

		29,729,613

Air Freight & Logistics—0.4%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[3]	2,315,000	2,497,306

Airlines—0.7%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[3]	4,105,000	4,618,125

Building Products—1.1%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[3]	1,170,000	1,254,825

Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	4,375,000	4,856,250

Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[3]	1,240,000	1,311,300

		7,422,375

Commercial Services & Supplies—0.7%
West Corp.:
7.875% Sr. Nts., 1/15/19[3]	1,370,000	1,399,113
8.625% Sr. Unsec. Nts., 10/1/18[3]	2,835,000	2,998,013

		4,397,126

Industrial Conglomerates—0.4%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15[3]	2,655,000	2,880,675

Machinery—2.1%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[3]	2,560,000	2,700,800

Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	3,060,000	3,297,150

Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	6,130,000	6,490,138

Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17[3]	1,485,000	1,575,956

		14,064,044

Marine—0.6%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17[3]	3,275,000	3,430,563

Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	785,000	816,400

		4,246,963
16 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Professional Services—0.7%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[3]	$3,555,000	$3,786,075

TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18[3]	645,000	740,138

		4,526,213

Road & Rail—1.7%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18[3]	5,890,000	6,125,600

Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[3]	5,474,000	5,309,780

		11,435,380

Trading Companies & Distributors—0.8%
NES Rentals Holdings, Inc., 12.25% Sr. Sec. Nts., 4/15/15[3]	3,000,000	2,962,500

RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25% Sr. Unsec. Nts., 2/1/213	905,000	945,725

United Rentals North America, Inc., 9.25% Sr. Unsec. Unsub. Nts., 12/15/19	1,130,000	1,262,775

		5,171,000

Information Technology—6.4%

Computers & Peripherals—0.5%
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20[3]	2,920,000	2,927,300

Electronic Equipment & Instruments—0.7%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15	4,395,000	4,790,550

Internet Software & Services—1.9%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	7,085,000	7,846,638

Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18[3]	4,245,000	4,743,788

		12,590,426

IT Services—1.8%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	2,375,000	2,481,875

First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[3]	2,450,000	2,701,125
9.875% Sr. Unsec. Nts., 9/24/15	5,695,000	5,865,850

SunGard Data Systems, Inc., 7.625% Sr. Unsec. Nts., 11/15/20[3]	850,000	877,625

		11,926,475

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	1,365,000	1,409,363

Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18	1,455,000	1,513,200

Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[3]	1,780,000	1,958,000
10.75% Sr. Unsec. Nts., 8/1/20[3]	4,735,000	5,338,713

		10,219,276
17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Materials—12.2%

Chemicals—4.2%
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	$2,830,000	$3,013,950

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	2,770,000	2,943,125
9% Sr. Sec. Nts., 11/15/20[3]	1,555,000	1,616,228

Huntsman International LLC:
8.625% Sr. Sub. Nts., 3/15/21[3]	310,000	339,450
8.625% Sr. Unsec. Sub. Nts., 3/15/20	3,840,000	4,204,800

Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17[3]	3,665,000	4,049,825

Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21[3]	3,115,000	3,227,919
11.50% Sr. Unsec. Sub. Nts., 12/1/16	2,700,000	2,909,250

Nalco Co., 6.625% Sr. Nts., 1/15/19[3]	545,000	563,394

Rhodia SA, 6.875% Sr. Nts., 9/15/20[3]	4,535,000	4,642,706

		27,510,647

Construction Materials—0.4%
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18[3]	2,480,000	2,560,600

Containers & Packaging—1.4%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21[3]	4,250,000	4,228,750

Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19[3]	2,340,000	2,424,825

Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14	3,230,000	2,907,000

		9,560,575

Metals & Mining—0.8%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18[3]	5,495,000	5,536,213

Paper & Forest Products—5.4%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18[3]	2,350,000	2,608,500

Abitibi-Consolidated Co. of Canada (Escrow), 10.60% Sr. Unsec. Unsub. Nts., 1/15/11[1]	1,475,000	103,250

Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[3,4]	4,241,125	4,310,043

Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[3]	6,085,000	6,434,888

Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[3]	4,587,000	4,632,870

Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17[3]	2,575,000	2,832,500

NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	5,505,000	5,539,406

Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[3]	1,015,000	918,575

Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	4,955,000	5,277,075

Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19[3]	2,880,000	3,009,600

		35,666,707
18 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Telecommunication Services—5.6%

Diversified Telecommunication Services—3.9%
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12	$1,665,000	$1,640,025

Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17	3,040,000	3,078,000

Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	2,965,000	3,254,088
12.50% Sr. Unsec. Nts., 2/4/17[4]	1,440,849	1,588,536

Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20[3]	770,000	773,850

Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14	3,730,000	3,832,575
9.375% Sr. Unsec. Unsub. Nts., 4/1/19[3]	4,145,000	4,031,013

PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15	4,445,000	4,678,363

Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[3]	1,350,000	1,414,125

Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18	1,320,000	1,415,700

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10[1]	4,500,000	5

		25,706,280

Wireless Telecommunication Services—1.7%
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	5,920,000	5,979,200

MetroPCS Wireless, Inc.:
6.625% Sr. Unsec. Nts., 11/15/20	3,060,000	3,063,825
7.875% Sr. Unsec. Nts., 9/1/18	2,270,000	2,440,250

		11,483,275

Utilities—4.6%

Electric Utilities—2.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	3,975,000	3,209,813

Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	3,260,000	3,467,880

Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	9,375,000	5,531,250
10.25% Sr. Unsec. Nts., Series B, 11/1/15	1,385,000	813,688

		13,022,631

Energy Traders—2.5%
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	3,340,000	3,552,982

Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[3]	5,550,000	6,000,938

GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18[3]	1,535,000	1,604,075
9.875% Sr. Nts., 10/15/203	1,545,000	1,622,250

United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	3,905,000	4,070,963

		16,851,208
19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Gas Utilities—0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21[3]	$760,000	$741,000

Total Corporate Bonds and Notes (Cost $560,387,377)		578,089,044

Loan Participations—2.0%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/15/18[5,7]	710,000	724,200

Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan:
Tranche B, 4.125%, 10/19/15[4,5,7]	3,473,730	2,605,297
Tranche B, 4.125%, 10/19/15[4,7]	7,149,873	5,362,405

Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.50%, 7/20/15	4,186,562	4,500,554

Total Loan Participations (Cost $11,193,240)		13,192,456

	Shares

Preferred Stocks—1.8%
Ally Financial, Inc., 7%, Non-Vtg.[3]	7,389	6,875,926

GMAC Capital Trust I, 8.125% Cum.	35,000	892,500

Greektown Superholdings, Inc., Series A-1[8]	41,630	4,422,355

Total Preferred Stocks (Cost $11,235,193)		12,190,781

Common Stocks—2.7%
AbitibiBowater, Inc.[8]	143,886	3,866,217

American Media Operations, Inc.[8]	266,268	3,461,484

Gaylord Entertainment Co., Cl. A8	43,801	1,519,019

Global Aviation Holdings, Inc.[8]	4,500	45,000

Greektown Superholdings, Inc.[8]	3,150	311,283

Kaiser Aluminum Corp.	2,291	112,832

LyondellBasell Industries NV, Cl. A8	86,347	3,415,024

Orbcomm, Inc.[8]	12,519	41,313

Premier Holdings Ltd.[8]	288,828	—

Visteon Corp.[8]	88,713	5,044,745

Total Common Stocks (Cost $24,507,511)		17,816,917
20 | OPPENHEIMER CHAMPION INCOME FUND

	Units	Value

Rights, Warrants and Certificates—0.1%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18 [2,8]	$4,734	$591,750

MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17 [8]	57,305	2,062

Total Rights, Warrants and Certificates (Cost $221,240)		593,812

	Shares

Investment Companies—3.9%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% [9,10]	130,636	130,636

Oppenheimer Institutional Money Market Fund, Cl. E, 0.20% [10,11]	25,573,987	25,573,987

Total Investment Companies (Cost $25,704,623)		25,704,623

Total Investments, at Value (Cost $636,429,079)	97.7%	647,627,023

Other Assets Net of Liabilities	2.3	15,326,039

Net Assets	100.0%	$662,953,062

Footnotes to Statement of Investments

1.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

2.	Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $16,684,502, which represents 2.52% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18	4/28/10-12/6/10	$221,240	$591,750	$370,510
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54% 6/13/11	6/8/99-8/1/07	2,746,126	—	(2,746,126)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18	7/20/10	970,000	1,076,700	106,700
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, CI. ECFD, 3.405% 1/25/29	8/10/10	433,769	39,390	(394,379)
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17	11/1/10-3/15/11	2,765,802	3,015,357	249,555
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	3,785,730	—	(3,785,730)
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15	4/28/10-9/23/10	2,573,937	2,807,725	233,788
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17	8/13/10-12/31/10	5,944,775	6,741,280	796,505
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13	9/30/10-10/6/10	2,400,403	2,412,300	11,897

		$21,841,782	$16,684,502	$(5,157,280)

21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $299,456,127 or 45.17% of the Fund’s net assets as of March 31, 2011.
4. Interest or dividend is paid-in-kind, when applicable.
5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See Note 1 of the accompanying Notes.
6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
7. Represents the current interest rate for a variable or increasing rate security.
8. Non-income producing security.
9. Interest rate is less than 0.0005%.
10. Rate shown is the 7-day yield as of March 31, 2011.
11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2010	Additions	Reductions	March 31, 2011

Oppenheimer Institutional Money
Market Fund, Cl. E	36,490,958	149,786,523	160,703,494	25,573,987

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$25,573,987	$29,779

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$39,390	$—	$39,390
Corporate Bonds and Notes	—	578,089,039	5	578,089,044
Loan Participations	—	13,192,456	—	13,192,456
Preferred Stocks	—	7,768,426	4,422,355	12,190,781
Common Stocks	8,954,405	8,506,229	356,283	17,816,917
Rights, Warrants and Certificates	—	591,750	2,062	593,812
Investment Companies	25,704,623	—	—	25,704,623

Total Assets	$34,659,028	$608,187,290	$4,780,705	$647,627,023

22 | OPPENHEIMER CHAMPION INCOME FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Transfers in
	Value as of		unrealized	and/or	Value as
	September 30,	Realized	appreciation/	out of	of March 31,
	2010	gain (loss)	depreciation	Level 3	2011

Assets Table
Investments, at Value:
Common Stocks	$2,780,245	$(1,601,001)	$1,633,502	$(2,456,463)	$356,283
Corporate Bonds and Notes	2,069	(21,587,195)	21,585,131	—	5
Preferred Stock	4,412,780	(7,338,933)	7,348,508	—	4,422,355
Rights, Warrants and Certificates	56	(42,772)	42,716	2,062	2,062

Total Assetss	$7,195,150	$(30,569,901)	$30,609,857	$(2,454,401)	$4,780,705

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $610,855,092)	$622,053,036
Affiliated companies (cost $25,573,987)	25,573,987

647,627,023

Receivables and other assets:
Interest, dividends and principal paydowns	15,401,103
Investments sold	3,737,423
Shares of beneficial interest sold	480,900
Other	513,288

Total assets	667,759,737

Liabilities
Payables and other liabilities:
Investments purchased (including $1,952,800 purchased
on a when-issued or delayed delivery basis)	2,530,730
Shares of beneficial interest redeemed	1,046,896
Dividends	489,014
Distribution and service plan fees	331,759
Transfer and shareholder servicing agent fees	160,176
Shareholder communications	127,974
Trustees’ compensation	51,856
Other	68,270

Total liabilities	4,806,675

Net Assets	$662,953,062

Composition of Net Assets
Par value of shares of beneficial interest	$331,979

Additional paid-in capital	2,184,447,248

Accumulated net investment loss	(4,048,406)

Accumulated net realized loss on investments	(1,528,975,703)

Net unrealized appreciation on investments	11,197,944

Net Assets	$662,953,062

24 | OPPENHEIMER CHAMPION INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $443,534,526 and 221,937,147 shares of beneficial interest outstanding)	$2.00
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$2.10

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,579,450 and 11,284,400 shares of beneficial interest outstanding)	$2.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $68,929,243 and 34,554,096 shares of beneficial interest outstanding)	$1.99

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,594,623 and 6,299,064 shares of beneficial interest outstanding)	$2.00

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $115,315,220 and 57,903,812 shares of beneficial interest outstanding)	$1.99
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2011

Investment Income
Interest (net of foreign withholding taxes of $1,433)	$28,329,968

Dividends:
Unaffiliated companies	254,965
Affiliated companies	29,779

Total investment income	28,614,712

Expenses
Management fees	2,103,600

Distribution and service plan fees:
Class A	522,458
Class B	111,732
Class C	349,259
Class N	29,988

Transfer and shareholder servicing agent fees:
Class A	1,126,651
Class B	125,515
Class C	157,305
Class N	39,822
Class Y	11,158

Shareholder communications:
Class A	99,240
Class B	15,701
Class C	16,041
Class N	2,128
Class Y	174

Legal, auditing and other professional fees	405,700

Trustees’ compensation	9,503

Custodian fees and expenses	7,572

Administration service fees	750

Other	14,761

Total expenses	5,149,058
Less waivers and reimbursements of expenses	(719,812)

Net expenses	4,429,246

Net Investment Income	24,185,466
26 | OPPENHEIMER CHAMPION INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	$(12,682,059)

Net change in unrealized appreciation/depreciation on investments	53,711,915

Net Increase in Net Assets Resulting from Operations	$65,215,322

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$24,185,466	$51,778,974

Net realized gain (loss)	(12,682,059)	25,753,943

Net change in unrealized appreciation/depreciation	53,711,915	(4,006,239)

Net increase in net assets resulting from operations	65,215,322	73,526,678

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(16,135,536)	(27,896,347)
Class B	(751,990)	(1,420,277)
Class C	(2,385,024)	(4,431,944)
Class N	(440,220)	(732,337)
Class Y	(4,472,696)	(11,621,935)

	(24,185,466)	(46,102,840)

Tax return of capital distribution:
Class A	—	(3,434,569)
Class B	—	(174,863)
Class C	—	(545,656)
Class N	—	(90,165)
Class Y	—	(1,430,881)

	—	(5,676,134)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	10,086,824	32,365,695
Class B	(1,206,309)	1,896,862
Class C	(3,461,198)	2,557,635
Class N	417,289	1,659,460
Class Y	4,463,874	(31,037,581)

	10,300,480	7,442,071

Net Assets
Total increase	51,330,336	29,189,775

Beginning of period	611,622,726	582,432,951

End of period (including accumulated net investment loss of $4,048,406 and $4,048,406, respectively)	$662,953,062	$611,622,726

See accompanying Notes to Financial Statements.
28 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.87	$1.80	$6.26	$9.36	$9.32	$9.40

Income (loss) from investment operations:
Net investment income[1]	.07	.15	.25	.63	.65	.64
Net realized and unrealized gain (loss)	.13	.07	(4.45)	(3.10)	.04	(.08)

Total from investment operations	.20	.22	(4.20)	(2.47)	.69	.56

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.13)	—	—[2]	(.65)	(.64)
Tax return of capital distribution	—	(.02)	(.26)	(.63)	—	—

Total dividends and/or distributions to shareholders	(.07)	(.15)	(.26)	(.63)	(.65)	(.64)

Net asset value, end of period	$2.00	$1.87	$1.80	$6.26	$9.36	$9.32

Total Return, at Net Asset Value[3]	11.05%	12.90%	(67.12)%	(27.70)%	7.51%	6.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$443,535	$406,244	$361,169	$1,035,629	$1,772,880	$886,223

Average net assets (in thousands)	$426,922	$374,702	$354,862	$1,471,385	$1,851,296	$904,474

Ratios to average net assets:[4]
Net investment income	7.58%	8.36%	12.80%	7.60%	6.86%	6.84%
Total expenses	1.62%[5]	1.72%[5]	1.72%[5]	1.04%[5]	1.00%[5]	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.25%	1.21%	1.04%	0.99%	1.11%

Portfolio turnover rate	37%	144%	67%[6]	73%[6]	49%[6]	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	1.62%
Year Ended September 30, 2010	1.73%
Year Ended September 30, 2009	1.74%
Year Ended September 30, 2008	1.04%
Year Ended September 30, 2007	1.01%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.88	$1.80	$6.25	$9.34	$9.31	$9.39

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.25	.56	.58	.57
Net realized and unrealized gain (loss)	.12	.08	(4.46)	(3.09)	.02	(.09)

Total from investment operations	.19	.22	(4.21)	(2.53)	.60	.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.12)	—	—[2]	(.57)	(.56)
Tax return of capital distribution	—	(.02)	(.24)	(.56)	—	—

Total dividends and/or distributions to shareholders	(.07)	(.14)	(.24)	(.56)	(.57)	(.56)

Net asset value, end of period	$2.00	$1.88	$1.80	$6.25	$9.34	$9.31

Total Return, at Net Asset Value[3]	9.99%	12.59%	(67.35)%	(28.28)%	6.57%	5.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,579	$22,343	$19,661	$93,848	$239,673	$202,567

Average net assets (in thousands)	$22,409	$21,119	$25,683	$160,611	$298,233	$242,063

Ratios to average net assets:[4]
Net investment income	6.73%	7.55%	12.45%	6.70%	6.08%	6.09%
Total expenses	3.06%[5]	3.45%[5]	3.38%[5]	1.87%[5]	1.79%[5]	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.23%	2.09%	2.07%	1.87%	1.78%	1.87%

Portfolio turnover rate	37%	144%	67%[6]	73%[6]	49%[6]	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	3.06%
Year Ended September 30, 2010	3.46%
Year Ended September 30, 2009	3.40%
Year Ended September 30, 2008	1.87%
Year Ended September 30, 2007	1.80%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.87	$1.79	$6.25	$9.35	$9.31	$9.39

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.23	.57	.57	.57
Net realized and unrealized gain (loss)	.12	.08	(4.45)	(3.10)	.04	(.08)

Total from investment operations	.19	.22	(4.22)	(2.53)	.61	.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.12)	—	—[2]	(.57)	(.57)
Tax return of capital distribution	—	(.02)	(.24)	(.57)	—	—

Total dividends and/or distributions to shareholders	(.07)	(.14)	(.24)	(.57)	(.57)	(.57)

Net asset value, end of period	$1.99	$1.87	$1.79	$6.25	$9.35	$9.31

Total Return, at Net Asset Value[3]	10.08%	12.71%	(67.51)%	(28.32)%	6.69%	5.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,929	$67,813	$62,635	$160,353	$275,373	$187,917

Average net assets (in thousands)	$70,050	$65,224	$58,009	$227,183	$295,414	$199,183

Ratios to average net assets:[4]
Net investment income	6.83%	7.63%	11.90%	6.81%	6.08%	6.09%
Total expenses	2.29%[5]	2.47%[5]	2.59%[5]	1.83%[5]	1.78%[5]	1.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.14%	2.00%	1.97%	1.83%	1.77%	1.86%

Portfolio turnover rate	37%	144%	67%[6]	73%[6]	49%[6]	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	2.29%
Year Ended September 30, 2010	2.48%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.83%
Year Ended September 30, 2007	1.79%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.87	$1.80	$6.26	$9.36	$9.32	$9.41

Income (loss) from investment operations:
Net investment income[1]	.07	.15	.24	.60	.61	.60
Net realized and unrealized gain (loss)	.13	.07	(4.45)	(3.10)	.04	(.09)

Total from investment operations	.20	.22	(4.21)	(2.50)	.65	.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.13)	—	—[2]	(.61)	(.60)
Tax return of capital distribution	—	(.02)	(.25)	(.60)	—	—

Total dividends and/or distributions to shareholders	(.07)	(.15)	(.25)	(.60)	(.61)	(.60)

Net asset value, end of period	$2.00	$1.87	$1.80	$6.26	$9.36	$9.32

Total Return, at Net Asset Value[3]	10.92%	12.66%	(67.20)%	(28.00)%	7.05%	5.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,595	$11,413	$9,360	$26,709	$48,347	$31,626

Average net assets (in thousands)	$12,035	$10,098	$10,099	$38,585	$49,180	$30,578

Ratios to average net assets:[4]
Net investment income	7.34%	8.14%	12.54%	7.19%	6.42%	6.46%
Total expenses	1.99%[5]	2.28%[5]	2.59%[5]	1.54%[5]	1.45%[5]	1.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.49%	1.45%	1.45%	1.42%	1.48%

Portfolio turnover rate	37%	144%	67%[6]	73%[6]	49%[6]	64%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	1.99%
Year Ended September 30, 2010	2.29%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.54%
Year Ended September 30, 2007	1.46%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class Y	(Unaudited)	2010	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$1.87	$1.79	$6.26	$9.36	$9.32	$9.28

Income (loss) from investment operations:
Net investment income[2]	.08	.17	.26	.67	.68	.05
Net realized and unrealized gain (loss)	.12	.07	(4.46)	(3.10)	.04	.05

Total from investment operations	.20	.24	(4.20)	(2.43)	.72	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.14)	—	—[3]	(.68)	(.06)
Tax return of capital distribution	—	(.02)	(.27)	(.67)	—	—

Total dividends and/or distributions to shareholders	(.08)	(.16)	(.27)	(.67)	(.68)	(.06)

Net asset value, end of period	$1.99	$1.87	$1.79	$6.26	$9.36	$9.32

Total Return, at Net Asset Value[4]	10.83%	14.26%	(67.09)%	(27.39)%	7.90%	1.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,315	$103,810	$129,608	$266,752	$217,011	$2,458

Average net assets (in thousands)	$109,493	$144,860	$145,168	$308,019	$171,898	$1,058

Ratios to average net assets:[5]
Net investment income	8.19%	9.01%	13.95%	8.10%	7.21%	7.65%
Total expenses	0.82%[6]	0.91%[6]	0.75%[6]	0.61%[6]	0.63%[6]	0.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	0.64%	0.61%	0.61%	0.62%	0.63%

Portfolio turnover rate	37%	144%	67%[7]	73%[7]	49%[7]	64%

1.	For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	0.82%
Year Ended September 30, 2010	0.92%
Year Ended September 30, 2009	0.77%
Year Ended September 30, 2008	0.61%
Year Ended September 30, 2007	0.64%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Champion Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund’s investment manager, OppenheimerFunds, Inc. (the “Manager”), believes does not involve undue risk. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
34 | OPPENHEIMER CHAMPION INCOME FUND

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
35 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$1,952,800
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost	$21,121,016
Market Value	$814,637
Market Value as a % of Net Assets	0.12%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses,
36 | OPPENHEIMER CHAMPION INCOME FUND

including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2011	$300,943,709
2012	119,280,838
2013	38,113,869
2014	7,796,993
2017	158,795,001
2018	890,201,592

Total	$1,515,132,002

Of these losses, $166,530,179 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $64,924,319 per year.
     As of March 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,527,814,061, of which $12,682,059 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate
37 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$638,710,393

Gross unrealized appreciation	$38,852,900
Gross unrealized depreciation	(29,936,270)

Net unrealized appreciation	$8,916,630

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are
38 | OPPENHEIMER CHAMPION INCOME FUND

recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	33,414,805	$65,339,194	116,116,661	$215,048,010
Dividends and/or distributions reinvested	6,713,386	13,144,466	10,995,462	20,245,464
Redeemed	(35,115,144)	(68,396,836)	(111,290,109)	(202,927,779)

Net increase	5,013,047	$10,086,824	15,822,014	$32,365,695

39 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	1,517,595	$2,968,040	6,680,535	$12,373,232
Dividends and/or distributions reinvested	339,883	666,111	725,926	1,338,254
Redeemed	(2,488,933)	(4,840,460)	(6,429,170)	(11,814,624)

Net increase (decrease)	(631,455)	$(1,206,309)	977,291	$1,896,862

Class C
Sold	5,045,326	$9,851,026	9,850,395	$18,146,104
Dividends and/or distributions reinvested	1,033,530	2,020,147	2,234,769	4,104,786
Redeemed	(7,805,934)	(15,332,371)	(10,754,193)	(19,693,255)

Net increase (decrease)	(1,727,078)	$(3,461,198)	1,330,971	$2,557,635

Class N
Sold	1,044,821	$2,050,106	2,366,694	$4,381,815
Dividends and/or distributions reinvested	210,638	412,517	417,782	769,279
Redeemed	(1,047,399)	(2,045,334)	(1,904,966)	(3,491,634)

Net increase	208,060	$417,289	879,510	$1,659,460

Class Y
Sold	5,921,887	$11,552,831	43,787,088	$79,635,483
Dividends and/or distributions reinvested	2,279,281	4,448,363	7,103,239	13,034,050
Redeemed	(5,921,080)	(11,537,320)	(67,712,443)	(123,707,114)

Net increase (decrease)	2,280,088	$4,463,874	(16,822,116)	$(31,037,581)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$247,325,146	$205,788,872
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.70%
Next $250 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $1.5 billion	0.50
40 | OPPENHEIMER CHAMPION INCOME FUND

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2011, the Fund paid $918,502 to OFS for services to the Fund.
Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at
41 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$38,807,485
Class C	17,484,898
Class N	1,060,046
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2011	$93,786	$1,106	$21,193	$3,670	$852
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2011, the Manager waived fees and/or reimbursed the Fund $13,616 for IMMF management fees.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended March 31, 2011, the Manager reimbursed the Fund $180,142 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$386,122
Class B	86,369
Class C	34,584
Class N	18,979
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
42   |   OPPENHEIMER CHAMPION INCOME FUND

5. Restricted Securities
As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor — including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors, as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
43   |   OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “ Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
44   |   OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
45   |   OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates llp

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
46   |   OPPENHEIMER CHAMPION INCOME FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
47   |   OPPENHEIMER CHAMPION INCOME FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by any-one else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
48   |   OPPENHEIMER CHAMPION INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Champion Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Date:	Principal Executive Officer 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Date:	Principal Executive Officer 05/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Date:	Principal Financial Officer 05/10/2011